Material accounting policies - Adoption of New or Amended Accounting Standards (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other current assets	$ (264)	$ (324)
Cash	547	99	$ 289
Capital expenditures	(4,581)	(5,133)
Other financing activities	$ (24)	$ (31)